Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net income (loss)	$ 94,712	$ 113,335	$ (102,195)	$ 950,420
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization	13,333	13,333	53,333	8,889
Shares issued for services				140,632
Income (loss) on joint ventures	(2,238)		8,647
Non-cash equity contributions	10,000	10,000	36,000	24,000
Changes in operating assets and liabilities:
Accounts receivable - related parties	(201,779)	121,135	82,996	282,328
Accounts receivable	(99,647)	160,000	73,028	(160,000)
Prepaid expenses	(329)	(67,495)	20,331	(34,264)
Interest receivable	(8,355)		(36,684)
Accounts payable and accrued expenses	36,911	(88,813)	(59,175)	65,915
Deferred revenue		(40,000)	(5,000)	(20,000)
Net cash (used in) provided by operating activities	(157,392)	221,495	71,281	1,257,920
Cash flows from investing activities:
Due from related parties, net of repayment	(40,811)	669,184	2,173,456	(2,459,677)
Capitalized software development	(69,392)		(100,400)	(160,000)
Distributions from joint ventures			53,600
Issuance of loan receivable		(1,470,000)	(1,470,000)
Repayments of loan receivable	250,000		954,625
Net cash provided by (used in) investing activities	139,797	(800,816)	1,611,281	(2,619,677)
Cash flows from financing activities:
Due to related parties, net of repayment	10,332	(741,972)	(1,288,311)	1,080,800
Proceeds from line of credit		1,300,000	1,300,000	2,442,854
Repayments of line of credit			(1,942,854)	(1,800,000)
Proceeds from issuance of preferred stock			650,000
Subscription receivable	150,000
Deferred offering costs	(53,339)		(344,925)
Contributions				168,435
Distributions				(441,211)
Net cash provided by financing activities	106,993	558,028	(1,626,090)	1,450,878
Net change in cash	89,398	(21,293)	56,472	89,121
Cash at beginning of period	161,506	105,034	105,034	15,913
Cash at end of period	250,904	83,741	161,506	105,034
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest		8,710	22,352	13,624
Supplemental disclosure of non-cash investing and financing activities:
Shares issued pursuant to investment in joint venture			120,000
Deferred offering costs included in accrued expenses			275,000
Subscription receivable			$ 150,000
Preferred stock dividends included as dividend payable	$ 25,479